CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Unaudited) - USD ($) $ in Millions	Total	Common shares [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member]	Redeemable Noncontrolling Interest [Member]
Beginning balance at Dec. 31, 2015	$ 4,843	$ 25		$ 4,399	$ 2,241	$ (1,863)	$ 41
Beginning balance at Dec. 31, 2015								$ 18
Net income (loss), excluding redeemable non controlling interests	(352)				(347)		(5)
Net income (loss), redeemable non controlling interests								7
Other comprehensive income (loss), net of tax	176					174	2
Dividend paid	(202)				(201)		(1)	(3)
Acquisition of treasury stock	(14)		$ (14)
Common shares issued from treasury stock and capital increase for share-based compensation	5		5
Share-based compensation expense	30			30
Other changes	(21)			6	2		(29)
Ending balance at Sep. 30, 2016	4,465	25	(9)	4,435	1,695	(1,689)	8
Ending balance at Sep. 30, 2016								22
Beginning balance at Dec. 31, 2016	4,451	25	(9)	4,408	1,787	(1,767)	7
Beginning balance at Dec. 31, 2016	21							21
Net income (loss), excluding redeemable non controlling interests	345				341		4
Net income (loss), redeemable non controlling interests								8
Other comprehensive income (loss), net of tax	(187)					(185)	(2)
Dividend paid	(162)				(161)		(1)	(4)
Acquisition of treasury stock	(29)		(29)
Common shares issued from treasury stock and capital increase for share-based compensation	24		30	(6)
Share-based compensation expense	15			15
Other changes	(1)			(1)
Ending balance at Sep. 30, 2017	4,456	$ 25	$ (8)	$ 4,416	$ 1,967	$ (1,952)	$ 8
Ending balance at Sep. 30, 2017	$ 25							$ 25